Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Carrying amount and fair value of debt
The fair values of the Company’s non-traded debt, also shown below, are estimated using discounted cash flow analyses, based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements. The Company's publicly traded debt and non-traded debt are classified as level 1 and level 2, respectively, in the fair value hierarchy. See Note 7.

	December 31,
	2017		2016		2015
	Carrying	Fair	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value	Amount	Value
Publicly traded debt	$8,742,739	$9,054,277	$1,907,704	$1,912,646	$1,905,650	$1,960,169
Non-traded debt	1,144,185	1,088,630	4,097	3,783	4,782	4,555

Assets and liabilities reported at fair value on a recurring basis
The following tables summarize the Company’s assets and liabilities measured on a recurring and non-recurring basis in accordance with the Fair Value Measurements and Disclosures Topic of the ASC:

Assets and Liabilities Reported at Fair Value on a Recurring Basis

	Fair Value at December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deferred compensation plan assets (1)	$61,097	$34,433	$26,664
Liabilities:
Deferred compensation plan liabilities (2)	$70,850	$70,850

(1)
The deferred compensation plan assets consists of the investment funds maintained for the future payments under the Company’s executive deferred compensation plans, which are structured as rabbi trusts. The investments are marketable securities accounted for under the Debt and Equity Securities Topic of the ASC. The level 1 investments are valued using quoted market prices multiplied by the number of shares. The level 2 investments are valued based on vendor or broker models. The cost basis of the investment funds is $56,326.

(2)
The deferred compensation plan liabilities are the Company’s liabilities under its deferred compensation plans. The liabilities represent the fair value of the participant shadow accounts, and the value is based on quoted market prices in active markets for identical assets.

Classes of assets and ranges of annual depreciation rates	The major classes of assets and ranges of annual depreciation rates are:

Buildings	4.0% – 20.0%
Machinery and equipment	10.0% – 20.0%
Furniture and fixtures	6.7% – 33.3%
Automobiles and trucks	10.0% – 33.3%

Changes in the company's accrual for product warranty claims
Changes in the Company’s accrual for product warranty claims during 2017, 2016 and 2015, including customer satisfaction settlements during the year, were as follows:

	2017	2016	2015
Balance at January 1	$34,419	$31,878	$27,723
Charges to expense	39,707	38,954	43,484
Settlements	(53,143)	(36,413)	(39,329)
Acquisition	130,442
Balance at December 31	$151,425	$34,419	$31,878